Exhibit 99.1

Ernst & Young LLP Tel: +1 212 773 3000 One Manhattan West ey.com New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac”)
Jefferies LLC
(collectively, the “Specified Parties”)

Re:	Freddie Mac
Structured Pass-Through Certificates (SPCs) Series ML-14

FRETE 2022-ML14 Trust
Multifamily ML Pass-Through Certificates, Series 2022-ML14

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series ML-14 and FRETE 2022-ML14 Trust Multifamily ML Pass‑Through Certificates, Series 2022‑ML14 securitization transaction (the “Transaction”) as of 28 November 2022.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed‑upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Loans,
	iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

28 November 2022

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that:
a.	The primary assets of the Transaction’s issuing entity will consist of
i.	15 fixed rate first‑lien multifamily loans, intended to be tax-exempt loans, (the “Tax Exempt Loans” or “Tax Exempt Loan Group”) and
ii.	11 fixed rate second-lien multifamily loans (the “Taxable Loans” or “Taxable Loan Group,” together with the Tax Exempt Loans, the “Loans”)
secured by 22 mortgaged real properties (the “Properties”),
b.
Four of the Taxable Loans have corresponding Tax Exempt Loans that will be assets of the Transaction’s issuing entity (each a “Junior Trust Lien Loan,” and collectively with the corresponding Tax Exempt Loan, the “Related Junior Lien Loan Group” or the “Related Junior Lien Loans”) and

c.	Seven of the Taxable Loans have corresponding tax exempt loans that will not be assets of the Transaction’s issuing entity (each a “Junior Non-Trust Lien Loan”).

For the purpose of the procedures described in this report, each Tax Exempt Loan corresponding to the Junior Trust Lien Loans, together with each non‑trust tax exempt loan corresponding to the Junior Non-Trust Lien Loans, is hereinafter referred to as the “First Lien Loans.”

For the purpose of the procedures described in this report, each Taxable Loan, together with the corresponding First Lien Loan, is hereafter referred to as the “Total Debt associated with each Taxable Loan.”

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.
An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Loans, First Lien Loans and Total Debt associated with each Taxable Loan as of 1 December 2022 (the “Cut-Off Date”) and

b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 8

1. (continued)

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in the Items above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 8

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

Attachment A Page 4 of 8

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the instructions provided by Freddie Mac that are described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Loan assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10. (continued)

For the purpose of recalculating the “Cut-Off Date Loan Amount” and “Maturity Balance” characteristics for the Loan identified on the Final Data File as “Claxter Crossings Apartments,” Freddie Mac instructed us to apply a principal prepayment of $5,543.91 relating to the “Payment Date” which occurred in April 2022, as shown on the amortization schedule in the project note Source Document.  We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described in this Item.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $2 or less and
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan.

11.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each:
a.	Tax Exempt Loan in the Tax Exempt Loan Group and
b.	Taxable Loan in the Taxable Loan Group.
We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee,
e.	Special Servicing Surveillance Fee and
f.	CREFC Royalty Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

14.
For each Taxable Loan, Freddie Mac instructed us to use the information in the applicable Source Document(s) to recalculate the principal balance of the corresponding First Lien Loan as of the Cut-Off Date (the “First Mortgage Cutoff Balance”) and as of the “First Mortgage Maturity Date” of the corresponding First Lien Loan (the “First Mortgage Maturity Balance”), assuming all scheduled payments of principal and/or interest on the corresponding First Lien Loan are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore the differences of +/- $2 or less and
b.
Recalculate the “First Mortgage Maturity Balance” of the corresponding First Lien Loan as of the principal amount that is scheduled to be paid on the “First Mortgage Maturity Date” of the corresponding First Lien Loan after the principal component (if any) that is included in the scheduled payment that is due on the “First Mortgage Maturity Date” is applied to the principal balance of the corresponding First Lien Loan.

For any Tax Exempt Loan, Freddie Mac instruct us to use “N/A” for the “First Mortgage Cutoff Balance” and “First Mortgage Maturity Balance” characteristics.

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	First Mortgage Monthly Payment Amortizing,
c.	3rd Most Recent NCF,
d.	2nd Most Recent NCF and
e.	Most Recent NCF,
as applicable, as shown on the Final Data File, and the applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Loan and, as applicable, Total Debt associated with each Taxable Loan (except for any Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

Attachment A Page 7 of 8

15. (continued)

For each Related Junior Lien Loan, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Related Junior Lien Loans in the same Related Junior Lien Loan Group.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above for any group of Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:
a.	Recalculating each characteristic listed in i. through iii. above on an individual basis for each Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iii. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut‑Off Date Loan Amount” of such Loan, as shown on the Final Data File, and

c.	Rounding the result of b. above to two decimal places.

16.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Loan and, as applicable, Total Debt associated with each Taxable Loan (except for any Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent and the characteristics listed in iii. through iv. above to two decimal places.

For each Related Junior Lien Loan, Freddie Mac instructed us to recalculate the characteristics listed in i. through v. above on an aggregate basis for those Related Junior Lien Loans in the Related Junior Lien Loan Group.

Attachment A Page 8 of 8

16. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Crossed Loan Group by:
a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut‑Off Date Loan Amount” of such Loan, as shown on the Final Data File, and

c.
Rounding the result of b. above to the nearest 1/10th of one percent for characteristics listed in i. through ii. above, and rounding the result of b. above to two decimal places for characteristics listed in iii. through iv. above.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut‑off Date Loan Amount” of the Loans in the Crossed Loan Group by the aggregate “Total Units” of the Loans in the Crossed Loan Group.

17.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area (see Note 27)	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Property Inspection and Lease Audit, Investment Brief
Year Built	Engineering Report, Appraisal Report, Post Construction Analysis Report, Investment Brief
Year Renovated	Engineering Report, Appraisal Report, Construction Report, Post Construction Analysis Report, Investment Brief
Expected Construction Completion Date (see Note 29)	Continuing Covenant Agreement, Commitment Letter, Pre-Construction Analysis Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Physical Risk Report
Zoning Status (see Note 2)	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Continuing Covenant Agreement

Exhibit 1 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraisal Valuation Date (see Note 3)	Appraisal Report
Appraised Value Type (see Note 3)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm
Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report

Engineering Report Date
Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report

Immediate Repairs Cost Estimate (see Note 4)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 5)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase I Environmental Report Date (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase II Performed (Y/N) (see Note 7)	Phase II Environmental Report

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase II Environmental Report Date (see Note 7)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Note 8)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

PML Report Required (Y/N) (see Note 9)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Seismic Firm (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Multifamily Information: (see Note 10)

Characteristic	Source Document(s)

Total Units (see Note 11)	Appraisal Report, Rent Roll
Unit of Measure	Appraisal Report, Rent Roll
Monthly Rent Per Unit (see Note 12)	Rent Roll
Occupancy As of Date (see Note 13)	Rent Roll
Occupancy % (see Note 13)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report, Continuing Covenant Agreement
Affordable LI Units (<=80% AMI)	CRA Report
Affordable LI Units (<=60% AMI)	CRA Report
Affordable VLI Units (<=50% AMI)	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Exhibit 1 to Attachment A

Insurance Information: (see Note 15)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 16)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Y/N) (see Note 17)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement

Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief, Financial Analysis
3rd Most Recent EGI	Investment Brief, Financial Analysis
3rd Most Recent Expenses	Investment Brief, Financial Analysis
3rd Most Recent NOI	Investment Brief, Financial Analysis
3rd Most Recent NCF	Investment Brief, Financial Analysis
2nd Most Recent Financial End Date	Investment Brief, Financial Analysis
2nd Most Recent EGI	Investment Brief, Financial Analysis
2nd Most Recent Expenses	Investment Brief, Financial Analysis
2nd Most Recent NOI	Investment Brief, Financial Analysis
2nd Most Recent NCF	Investment Brief, Financial Analysis
Most Recent Financial End Date	Investment Brief, Financial Analysis
Most Recent EGI	Investment Brief, Financial Analysis
Most Recent Expenses	Investment Brief, Financial Analysis
Most Recent NOI	Investment Brief, Financial Analysis
Most Recent NCF	Investment Brief, Financial Analysis
UW EGI	Investment Brief, Financial Analysis
UW Expenses	Investment Brief, Financial Analysis
UW NOI	Investment Brief, Financial Analysis
Underwritten Annual Reserves	Investment Brief, Financial Analysis
UW NCF	Investment Brief, Financial Analysis

Exhibit 1 to Attachment A

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Entity Type	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
State of Organization	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N)	Project Note, Funding Note, Guaranty Agreement
Recourse Description	Project Note, Funding Note, Guaranty Agreement
Environmental Carveout (Y/N)	Continuing Covenant Agreement, Guaranty Agreement, Promissory Note
Environmental Indemnitor (Name or N/A)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Waste Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note

Exhibit 1 to Attachment A

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Settlement Statement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Freddie Mac Loan Number	Project Note, Amended Project Note, Funding Note, Continuing Covenant Agreement, Promissory Note
Optigo Lender (see Note 18)	Project Note, Amended Project Note, Funding Loan Agreement, Project Loan Agreement, Promissory Note
Note Date	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Promissory Note
Original Loan Amount	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Promissory Note
Gross Interest Rate (see Note 19)	Project Note, Amended Project Note, Promissory Note
Loan Amortization Type	Project Note, Amended Project Note, Promissory Note
Monthly Debt Service (IO) (see Note 20)	Project Note, Amended Project Note, Promissory Note
Monthly Debt Service Amount (Amortizing) (see Note 20)	Project Note, Amended Project Note, Promissory Note
First Payment Date (see Note 21)	Project Note, Amended Project Note, Promissory Note
Payment Date	Project Note, Amended Project Note, Promissory Note
Maturity Date	Project Note, Amended Project Note, Promissory Note
Rate Type	Project Note, Amended Project Note, Promissory Note
Accrual Basis	Project Note, Amended Project Note, Promissory Note
Late Charge Grace Period	Project Note, Amended Project Note, Promissory Note

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision (see Note 22)	Project Note, Amended Project Note, Project Loan Agreement, Funding Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Project Note, Amended Project Note, Project Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Defeasance To Maturity (Y/N)	Continuing Covenant Agreement, Project Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement, Multifamily and Security Agreement
Fee Simple/Leasehold	Title Policy
Lien Position	Title Policy
Ground Lease Rent	Ground Lease, Leaseback Memo
Ground Lease Maturity Date	Ground Lease, Leaseback Memo
Ground Lease Expiration Date w/ Extensions	Ground Lease, Leaseback Memo
Cash Management (Description or N/A) (see Note 23)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 24)	Cash Management Agreement, Lockbox Agreement
Assumption Fee	Continuing Covenant Agreement, Multifamily and Security Agreement
Additional Financing In Place (existing) (Yes/No)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement, Multifamily and Security Agreement
Future Supplemental Financing (Yes/No)	Continuing Covenant Agreement, Multifamily and Security Agreement
Future Supplemental Financing Description	Continuing Covenant Agreement, Multifamily and Security Agreement
Substitution Permitted (Y/N)	Continuing Covenant Agreement, Substitution Agreement, Multifamily and Security Agreement
Collateral Release Price ($ or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily and Security Agreement
Crossed Loans	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily and Security Agreement
Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily and Security Agreement
Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily and Security Agreement
Independent Director (Y/N)	Continuing Covenant Agreement, Multifamily and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Commitment Letter
Bond Counsel Name	Opinion from Counsel
Primary Servicing Fee (see Note 25)	Commitment Letter, Project Loan Agreement
Trustee Fee (see Note 30)	Trustee Fee Bid Package
Freddie Mac First Mortgage Loan Number	First Mortgage Project Note, First Mortgage Amended Project Note, Continuing Covenant Agreement
First Mortgage Execution	Commitment Letter, Prior Securitization Annex
First Mortgage Note Date	First Mortgage Project Note, First Mortgage Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

First Mortgage Original Balance	First Mortgage Project Note, First Mortgage Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation
First Mortgage Gross Interest Rate (see Note 19)	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage Loan Amortization Type	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage Monthly Payment IO (see Note 20)	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage Monthly Payment Amortizing (see Note 20)	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage First Payment Date (see Note 21)	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage Maturity Date	First Mortgage Project Note, First Mortgage Amended Project Note
First Mortgage Rate Type	First Mortgage Project Note, First Mortgage Amended Project Note

Reserve/Escrow Information: (see Notes 10 and 26)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Tax Escrow (Monthly)	Servicing Tape, List of All Escrow Accounts Held
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Insurance Escrow (Monthly)	Servicing Tape, List of All Escrow Accounts Held

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Escrow Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve Name	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Springing Reserve Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Springing Reserve Description	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Regulatory Agreement Information: (see Note 28)

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Documents, Continuing Covenant Agreement, Legal Affordability Summary Report
Description of Regulatory Agreement(s)	Regulatory Documents, Legal Affordability Summary Report
Number of LIHTC Units	Regulatory Documents, Legal Affordability Summary Report
Regulatory Agency / Housing Authority / Regulatory Agreement Counterparty	Regulatory Documents, Legal Affordability Summary Report
% Units with Income Restrictions	Regulatory Documents, Legal Affordability Summary Report
% Units with Rent Restrictions	Regulatory Documents, Legal Affordability Summary Report
HAP Maturity Date	Regulatory Documents, Legal Affordability Summary Report
Tax Credit Investor Name	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Issuer	Funding Loan Agreement
Fiscal Agent Name	Funding Loan Agreement
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Commitment Letter, Amended Funding Loan Agreement
Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Documents, Commitment Letter

Exhibit 1 to Attachment A

Notes:

1.
For any Loan listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

N/A	N/A	N/A

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by Freddie Mac.

2.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date” and “Appraised Value Type” characteristics for any Loan listed in Table A2, Freddie Mac instructed us to:
a.
Use the appraised value and appraisal value date, both as shown in the related appraisal report Source Document, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A2 for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and

b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of Table A2 for the “Appraised Value Type” characteristic.

Table A2:
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Marina Heights Apartments	Leased fee market value assuming Section 42 encumbrances and achievable LIHTC rents As Is	As-Is (Rent Restrictions)

Brighton Oaks (fka New Brighton Family)	Hypothetical Value As Stabilized Based on Achievable 2022 LIHTC Rents as of a Current Date	As-Stabilized (Rent Restrictions)

The Renaissance At West River	As-Is With In-Place Rent & Tax Exemption	As-Is

Exhibit 1 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Valencia Grove II	Hypothetical Market Value, As If Stabilized, As Restricted, Tax Exempt	As-Stabilized (Rent Restrictions)

Crestfield Apartments	As proposed Section 8 scenario, assuming approved post-renovation contract rents the prospective leased fee value assuming “completion and stabilization”	As-Stabilized (Rent Restrictions)

Greenmount And Chase	Renovation contract rents the prospective leased fee value assuming “completion and stabilization	As-Stabilized (Rent Restrictions)

Pheasant Ridge Apartments	Hypothetical leased fee market value assuming current Section 8/Section 42 encumbrances As Is	As-Is (Rent Restrictions)

Brighton Oaks (fka New Brighton Family) Taxable Tail	Hypothetical Value As Stabilized Based on Achievable 2022 LIHTC Rents as of a Current Date	As-Stabilized (Rent Restrictions)

4.
For the purpose of comparing the “Immediate Repairs Cost Estimate” characteristic, Freddie Mac instructed us to use “$0” for the “Immediate Repairs Cost Estimate” characteristic if the engineering report, plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

5.
For the purpose of comparing the “Replacement Reserves Cost Estimate per Year” characteristic, Freddie Mac instructed us to use “N/A” for the “Replacement Reserves Cost Estimate per Year” characteristic if the engineering report, plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

Exhibit 1 to Attachment A

Notes: (continued)

6.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report, preliminary environmental screening site report or investment brief Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

7.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)”
and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

8.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

9.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived or the related loan file does not contain a seismic report Source Document, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

Exhibit 1 to Attachment A

Notes: (continued)

10.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

11.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

12.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidies for occupied units,
all as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.

13.
For the purpose of comparing the “Occupancy As of Date” characteristic, Freddie Mac instructed us to use the last day of the applicable month if the applicable Source Document(s) only included the month and year.

For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.

14.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

15.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

Exhibit 1 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the “Flood Insurance (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

17.	For the purpose of comparing the “Seismic Insurance if PML >=20% (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

18.
For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown in the project note, amended project note, funding loan agreement or project loan agreement Source Document.

19.
For the purpose of comparing the “Gross Interest Rate” and “First Mortgage Gross Interest Rate” characteristics for any Tax Exempt Loan or First Lien Loan, Freddie Mac instructed us to use the sum of the interest rate and the servicing fee rate, both as shown in the project note, amended project note, first mortgage project note or first mortgage amended project note Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

20.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) and
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which also have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any Interest Only Loan or Partial IO Loan which also have an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon,” as shown on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

For the purpose of comparing the “First Mortgage Monthly Payment IO” characteristic for any:
a.	Loan for which the “First Mortgage Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, a “First Lien Interest Only Loan”) or
b.	Loan for which the “First Mortgage Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO First Lien Loan”), and which also have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “First Mortgage Monthly Payment IO” characteristic as 1/12th of the product of:
i.	The “First Mortgage Original Balance,” as shown on the Preliminary Data File, and
ii.	The “First Mortgage Gross Interest Rate,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “First Mortgage Monthly Payment IO” characteristic for any First Lien Interest Only Loan or Partial IO First Lien Loan which also have an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “First Mortgage Monthly Payment IO” characteristic as 1/12th of the product of:
a. The “First Mortgage Original Balance,” as shown on the Preliminary Data File,
b. The “First Mortgage Gross Interest Rate,” as shown on the Preliminary Data File, and
c. 365/360.

For any First Lien Interest Only Loan, Freddie Mac instructed us to use the “First Mortgage Monthly Payment IO,” as shown on the Preliminary Data File, for the “First Mortgage Monthly Payment Amortizing” characteristic.

For any Loan for which the “First Mortgage Loan Amortization Type” is “Balloon,” as shown on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “First Mortgage Monthly Payment IO” characteristic.

21.
For the purpose of comparing the “First Payment Date” characteristic (except for any Loan listed in Table A3), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for any Loan listed in Table A3, Freddie Mac instructed us to use the first payment date value listed in the “First Payment Date” column of Table A3, which is the value shown in the applicable project note, amended project note or promissory note Source Document.

Table A3:
Loan	First Payment Date

Bren Road Station	10/1/2022
Marina Heights Apartments	5/1/2022
Covington Crossings	9/1/2022
True Light Haven	7/1/2022
Twin Lakes Estates Phase II	4/1/2022
Hollander Ridge	5/1/2022
Claxter Crossing Apartments	4/1/2022
Crestfield Apartments	5/1/2022
Greenmount And Chase	7/1/2022
Bren Road Station Taxable Tail	10/1/2022

Exhibit 1 to Attachment A

Notes: (continued)

21. (continued)

For the purpose of comparing the “First Mortgage First Payment Date” characteristic (except for any Loan listed in Table A4), Freddie Mac instructed us to assume that the “First Mortgage First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Mortgage First Payment Date” for any Loan listed in Table A4, Freddie Mac instructed us to use the first payment date value listed in the “First Lien First Payment Date” column of Table A4, which is the value shown in the applicable first mortgage project note or first mortgage amended project note or Source Document.

Table A4:
Loan	First Lien First Payment Date

Bren Road Station Taxable Tail	10/1/2022
Preserve at Shady Oak	10/1/2021
Legends of Apple Valley	6/1/2019
Legends Of Columbia Heights (f/k/a Lily Gables Apartments)	7/1/2019
Covington Crossings Taxable Tail	9/1/2022

22.
For the purpose of comparing the “Prepayment Provision” characteristic for Loans which permit defeasance after the “Conversion Date” or “Long‑Term Permanent Financing Date,” as applicable, as shown in the applicable Source Document(s), Freddie Mac instructed us to consider the “Conversion Date” or “Long-Term Permanent Financing Date,” as applicable, as the “Note Date,” as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Provision” characteristic, Freddie Mac instructed us to ignore any prepayment premiums or other conditions related to prepayments made in connection with a tax abatement, release of funds from any reserve(s) or loan equalization payment as described in the applicable Source Document(s).

Exhibit 1 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account and

b.
Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account

24.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown in the cash management agreement or lockbox agreement Source Document.

25.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Information Circular as the sub‑servicing fee.

26.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “Servicer Escrow Template_2022-11-23 to EY.xlsx” which was provided by Freddie Mac on 23 November 2022.

27.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA File_2022-11-02.xlsx” which was provided by Freddie Mac on 2 November 2022.

28.
For the purpose of comparing the “Regulatory Agreement Information” characteristics, the legal affordability summary report support file Source Document is a Microsoft Excel file labelled “ML-14 Regulatory Agreement Diligence Spreadsheet (00056951-4xED402).xlsx” which was provided by Freddie Mac on 23 November 2022.

Exhibit 1 to Attachment A

Notes: (continued)

29.
Freddie Mac instructed us to perform procedures on the “Expected Construction Completion Date” characteristic only for those Loans, if any, that have a “Year Built” or “Year Renovated” on the Preliminary Data File of more than five years prior to the Cut-Off Date.

For any Loans where the “Year Built” or “Year Renovated” characteristics are less than or equal to five years from the Cut-Off Date, Freddie Mac instructed us to use “N/A” for the “Expected Construction Completion Date” characteristic.

30.
Freddie Mac indicated that the “Trustee Fee” of “0.01900%” per annum for each Loan on the Data Files is comprised of a certificate administrator fee of 0.01600% per annum and a trustee fee of 0.00300% per annum as shown in the trustee fee bid package Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan Group
Appraised Value Type
Number of Properties
Sponsor Name
Master Servicing Fee
CREFC Royalty Fee
Master Servicing Surveillance Fee
Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Tax Credit Syndicator Name
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)
First Mortgage Cutoff Date

Exhibit 2 to Attachment A

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.